Subsequent Events (Details) $ / shares in Units, $ in Thousands	Mar. 04, 2025 USD ($)	Mar. 02, 2025 USD ($) $ / shares shares	May 13, 2025 shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Subsequent Event [Member]
Subsequent Events [Line Items]
Number of bitcoin mining machines	2,000
Payments to acquire machinery (in Dollars) | $	$ 9,620
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 0.001	$ 0.001
Additional Class A share issued				24,254,842	24,254,842
Additional Class A share outstanding				24,254,842	24,254,842
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued		16,390,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001
Share price (in Dollars per share) | $ / shares		$ 0.33
Gross proceeds (in Dollars) | $		$ 5,400
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Shares issued		16,390,000
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Additional Class A share issued			74,459,113
Additional Class A share outstanding			98,713,955